EDGAR

July 17, 1997



U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  John Hancock Bond Trust
        John Hancock Government Income Fund
        John Hancock High Yield Bond Fund
        John Hancock Intermediate Maturity Government Fund

     File Nos. 811-3006; 2-66906

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated March 1, 1997 and May 1, 1997 and Statements of Additional Information dated July 15, 1997 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                                     Sincerely,

                                                     /s/Joan O'Neill

                                                     Joan O'Neill